Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Intangible Assets [Abstract]
Summary of Changes in Goodwill and Intangible Assets

Changes in goodwill and intangible assets for the years ended December 31, 2017 and 2016 are as follows:

		Intangible Assets with Finite Life
	Intangible Asset with Indefinite Life Trademark	Franchise	Customer List	Spectrum	Licenses	Others	Total Intangible Assets with Finite Life	Total Intangible Assets	Goodwill	Total Goodwill and Intangible Assets
	(in million pesos)
December 31, 2017
Costs:
Balance at beginning of the year	4,505	3,016	4,726	1,205	1,079	1,379	11,405	15,910	63,058	78,968
Additions	—	—	—	—	—	138	138	138	—	138
Translation and other adjustments	—	—	—	—	—	45	45	45	—	45
Balance at end of the year	4,505	3,016	4,726	1,205	1,079	1,562	11,588	16,093	63,058	79,151
Accumulated amortization and impairment:
Balance at beginning of the year	—	961	2,769	991	1,037	1,251	7,009	7,009	1,679	8,688
Amortization during the year (Notes 4 and 5)	—	186	511	80	7	51	835	835	—	835
Translation and other adjustments	—	—	—	—	—	45	45	45	—	45
Balance at end of the year	—	1,147	3,280	1,071	1,044	1,347	7,889	7,889	1,679	9,568
Net balance at end of the year	4,505	1,869	1,446	134	35	215	3,699	8,204	61,379	69,583
Estimated useful lives (in years)	—	16	2 – 9	15	18	1 – 10	—	—	—	—
Remaining useful lives (in years)	—	10	1 – 3	2	5	5 – 9	—	—	—	—
December 31, 2016
Costs:
Balance at beginning of the year	4,505	3,016	4,726	1,205	1,079	1,189	11,215	15,720	63,092	78,812
Additions	—	—	—	—	—	175	175	175	—	175
Business combination	—	—	—	—	—	—	—	—	(34)	(34)
Translation and other adjustments	—	—	—	—	—	15	15	15	—	15
Balance at end of the year	4,505	3,016	4,726	1,205	1,079	1,379	11,405	15,910	63,058	78,968
Accumulated amortization and impairment:
Balance at beginning of the year	—	775	2,258	911	924	1,128	5,996	5,996	699	6,695
Impairment during the year (Note 5)	—	—	—	—	—	58	58	58	980	1,038
Amortization during the year (Notes 4 and 5)	—	186	511	80	113	39	929	929	—	929
Translation and other adjustments	—	—	—	—	—	26	26	26	—	26
Balance at end of the year	—	961	2,769	991	1,037	1,251	7,009	7,009	1,679	8,688
Net balance at end of the year	4,505	2,055	1,957	214	42	128	4,396	8,901	61,379	70,280
Esimated useful lives (in years)	—	16	2 – 9	15	18	1 – 10	—	—	—	—
Remaining useful lives (in years)	—	11	2 – 4	3	6	5 – 10	—	—	—	—

Summary of Consolidated Goodwill and Intangible Assets of Reportable Segments

The consolidated goodwill and intangible assets of our reportable segments as at December 31, 2017 and 2016 are as follows:

	2017			2016
	Wireless	Fixed Line	Total	Wireless	Fixed Line	Total
	(in million pesos)
Trademark	4,505	—	4,505	4,505	—	4,505
Franchise	1,869	—	1,869	2,055	—	2,055
Customer list	1,446	—	1,446	1,957	—	1,957
Spectrum	134	—	134	214	—	214
Licenses	35	—	35	42	—	42
Others	215	—	215	128	—	128
Total intangible assets	8,204	—	8,204	8,901	—	8,901
Goodwill	56,571	4,808	61,379	56,571	4,808	61,379
Total goodwill and intangible assets	64,775	4,808	69,583	65,472	4,808	70,280

Summary of Future Amortization of Intangible Assets	The consolidated future amortization of intangible assets as at December 31, 2017 is as follows:
Year	(in million pesos)
2018	856
2019	826
2020	680
2021	211
2022 and onwards	5,631
8,204